Cash and deposits with financial institutions (Tables)	9 Months Ended
Jul. 31, 2020
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Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	July 31 2020		April 30 2020		October 31 2019
Cash and non-interest-bearing deposits with financial institutions	$11,091		$11,663		$10,904
Interest-bearing deposits with financial institutions	47,950		92,241		35,816
Total	$59,041	(1)	$103,904	(1)	$46,720	(1)
(1)	Net of allowances of $2 (April 30, 2020 – $2; October 31, 2019 – $3).